THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%

	Shares	Value
CONSUMER DISCRETIONARY — 22.1%
America’s Car-Mart *	8,060	$957,367
Aspen Group *	33,090	312,866
Bassett Furniture Industries	31,220	605,043
BJ’s Restaurants	40,614	1,898,298
Boot Barn Holdings *	26,240	1,501,978
Century Communities *	22,470	1,054,742
Cheesecake Factory	27,750	1,247,917
Chuy’s Holdings *	14,844	520,728
Del Taco Restaurants	53,606	515,690
Guess?	69,592	1,615,926
Johnson Outdoors, Cl A	5,446	593,778
M/I Homes *	19,475	961,481
Movado Group	34,000	702,440
Noodles, Cl A *	13,149	111,372
Red Robin Gourmet Burgers *	30,240	791,986
Ruth’s Hospitality Group	11,550	210,094
Sleep Number *	13,820	1,488,967
Sonos *	46,628	1,219,322
Universal Technical Institute *	86,130	523,670

		16,833,665

ENERGY — 6.9%
Clean Energy Fuels *	131,360	1,343,813
Frank’s International *	121,658	338,209
Geospace Technologies *	35,300	287,695
Natural Gas Services Group *	16,698	136,757
Renewable Energy Group *	16,899	1,514,150
REX American Resources *	3,486	266,679
RPC *	314,070	1,400,752

		5,288,055

FINANCIALS — 6.2%
Baycom *	28,656	421,243
First Bancshares	7,947	237,933

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — (continued)
First Busey	79,231	$1,637,705
Heritage Financial	30,405	717,558
Old Second Bancorp	76,292	749,188
Randolph Bancorp *	29,203	554,857
Trean Insurance Group *	26,700	397,563

		4,716,047

HEALTH CARE — 17.4%
Addus HomeCare *	5,701	641,648
Amneal Pharmaceuticals *	150,758	725,146
ANI Pharmaceuticals *	5,073	144,784
Apollo Medical Holdings *	14,606	321,332
Atrion	644	419,547
BioLife Solutions *	34,164	1,295,499
Cardiovascular Systems *	11,375	511,761
Coherus Biosciences *	18,090	340,092
CryoLife *	16,205	387,786
Joint *	46,857	1,524,258
Lantheus Holdings *	25,401	413,274
LeMaitre Vascular	24,226	1,164,301
Ligand Pharmaceuticals *	2,534	469,677
Meridian Bioscience *	17,010	375,921
Mesa Laboratories	1,623	449,798
ModivCare *	4,722	748,767
Orthofix Medical *	17,436	704,589
Pacira BioSciences *	2,550	168,504
Pro-Dex *	10,616	328,671
Retractable Technologies *	69,940	1,125,335
Vericel *	23,640	975,623

		13,236,313

INDUSTRIALS — 23.4%
Allied Motion Technologies	15,068	681,827
Ameresco, Cl A *	12,195	684,018
Broadwind *	66,680	587,451

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (continued)
CIRCOR International *	24,340	$778,150
Echo Global Logistics *	9,690	255,138
Graham	61,894	913,555
Greenbrier	25,470	921,505
Harsco *	46,470	772,796
Hyster-Yale Materials Handling	25,350	2,274,148
IES Holdings *	10,300	468,444
Insteel Industries	15,575	393,113
Kadant	2,979	425,848
MYR Group *	4,851	269,764
NN *	106,390	641,532
Northwest Pipe *	17,920	542,080
Orion Energy Systems *	62,890	615,693
Orion Group Holdings *	140,893	756,595
Preformed Line Products	7,970	512,391
Shyft Group	12,276	370,735
SkyWest	23,570	918,994
TPI Composites *	33,785	2,024,060
Transcat *	22,151	810,062
Ultralife *	56,769	333,234
US Xpress Enterprises, Cl A *	69,940	472,095
Willdan Group *	10,060	449,581

		17,872,809

INFORMATION TECHNOLOGY — 18.6%
Ambarella *	3,880	366,117
Axcelis Technologies *	11,896	407,319
ePlus *	14,366	1,207,319
Ichor Holdings *	27,820	1,004,302
Iteris *	90,770	590,913
Luna Innovations *	109,530	1,164,304
Methode Electronics	4,829	182,295
Napco Security Technologies *	24,490	634,781
NVE	1,671	106,760
Onto Innovation *	16,748	905,229

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — (continued)
PAR Technology *	27,506	$1,712,523
Perficient *	32,930	1,798,307
Ping Identity Holding *	21,480	642,467
Ultra Clean Holdings *	36,963	1,426,772
Upland Software *	26,790	1,277,615
Vishay Precision Group *	12,394	396,484
Zix *	40,701	331,713

		14,155,220

MATERIALS — 3.5%
Kaiser Aluminum	6,150	533,205
Koppers Holdings *	30,357	1,010,281
US Concrete *	25,300	1,120,537

		2,664,023

REAL ESTATE — 0.5%
Gladstone Land (A)	16,140	254,043
Postal Realty Trust, Cl A (A)	7,310	115,425

		369,468

TOTAL COMMON STOCK
(Cost $47,393,447)		75,135,600

SHORT-TERM INVESTMENT — 1.5%

SEI Daily Income Trust Government Fund, Cl F, 0.01% (B)
(Cost $1,170,016)	1,170,016	1,170,016

TOTAL INVESTMENTS — 100.1%
(Cost $48,563,463)		$76,305,616

Percentages are based on Net Assets of $76,219,981.

*        Non-income producing security.

(A)    Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JANUARY 31, 2021 (Unaudited)

(B)     Rate shown is the 7-day effective yield as of January 31, 2021.

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THB-QH-001-1800